Other (expense) income, net	12 Months Ended
Dec. 31, 2024
Other (expense) income, net
Other (expense) income, net
25.	Other (expense) income, net

	2,024	2023
	($)	($)
Interest income	3,982	4,834
Foreign exchange gain (loss)	(17,275)	10,811
Warrant issue expense (Note 20)	(2,412)	—
Other	2,158	(1,156)
	(13,547)	14,489